REVENUES AND COST OF REVENUES	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUES AND COST OF REVENUES

3. REVENUES AND COST OF REVENUES

The following table identifies the disaggregation of the Company’s revenues for the years ended December 31, 2025, 2024 and 2023, respectively:

	December 31, 2025	December 31, 2024	December 31, 2023
Revenues
Electric vehicles and accessories sales	$23,217,642	$21,132,121	$14,298,967

Software royalties	-	344	236,005
Software development and design services	-	56,141	939,946

Software royalties and development and design subtotal	-	56,485	1,175,951

Total revenues accounted for under ASC Topic 606	$23,217,642	$21,188,606	$15,474,918

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Cost of electric vehicles and accessories revenues consist primarily of cost of products, labor cost, and other overhead expenses. Cost of Software development and design revenues consist primarily of raw material cost, outsourced development cost, and amortization cost of the intangible assets. The following table identifies the disaggregation of the Company’s cost of revenues for the years ended December 31, 2025, 2024 and 2023, respectively:

	December 31, 2025	December 31, 2024	December 31, 2023
Cost of revenues
Electric vehicles and accessories	$20,122,013	$18,160,407	$12,561,601
Software development and design services	-	571,588	705,220

Total cost of revenues	$20,122,013	$18,731,995	$13,266,821